Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities (Tables)	12 Months Ended
Jun. 30, 2023
Statement [LineItems]
Summary of Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities

	Consolidated
	June 30, 2023 A$	June 30, 2022 A$	June 30, 2021 A$
Loss after income tax expense for the year	(39,896,348)	(32,210,826)	(29,902,624)
Adjustments for:
Depreciation and amortization	2,061,819	2,063,462	2,070,116

Loss on disposal of plant and equipment	1,427	—	—
Share-based payments	2,001,572	1,486,841	1,702,159
Changes in fair value of US investor warrants	(131,896)	(591,070)	8,663,013
Net exchange difference	(296,038)	258,296	646,630
Net change in fair value of convertible note liability	139,048	324,736	1,171,959

Change in operating assets and liabilities:
Decrease/ (Increase) in current receivables	(1,607,705)	(2,249,376)	(2,830,539)

(Increase) in other operating assets	(1,152,563)	(782,505)	(620,024)
Increase in trade and other payables	3,272,412	1,435,459	1,382,362

Increase in employee benefits provision	252,452	35,231	76,606

Net cash used in operating activities	(35,355,820)	(30,229,752)	(17,640,342)